Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net income	$ 33,299	$ 94,810
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,361	$ 1,940
Forgiveness of related party accrued interest	(29,863)
Bad debt expense	35,137
Changes in operating assets and liabilities:
Accounts receivable	$ 151,275	$ (149,531)
Customer Deposits		(7,000)
Prepaid expenses and other current assets	$ (2,135)	2,014
Accounts payable	(101,865)	68,308
Accrued Expenses and other current liabilities	(2,358)	22,687
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$ 84,851	33,228
INVESTING ACTIVITIES:
Acquisition of property and equipment		(1,102)
NET CASH USED IN INVESTING ACTIVITIES		(1,102)
FINANCING ACTIVITIES:
Proceeds of notes payable	$ 100,000	30,000
Proceeds of notes payable- related party		60,000
Repayment of notes payable	(71,985)	(67,803)
Repayment of notes payable- related party	(226,000)	(20,000)
Member contributions	15,225	8,535
NET CASH PROVIDED BY FINANCING ACTIVITIES	(182,760)	10,732
(DECREASE) INCREASE IN CASH	(97,909)	42,858
CASH - BEGINNING OF YEAR	127,219	84,361
CASH - END OF YEAR	$ 29,310	$ 127,219